Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 88.9%

Communication Services - 8.6%
Entertainment - 1.5%
Spotify Technology S.A.*	12,044	$6,021,277
Interactive Media & Services - 7.1%
Alphabet, Inc. - Class A	35,352	12,589,908
Meta Platforms, Inc. - Class A	22,426	12,484,779
Tencent Holdings Ltd. - ADR (China)	46,915	2,881,988
		27,956,675
Total Communication Services		33,977,952
Consumer Discretionary - 8.4%
Broadline Retail - 5.3%
Amazon.com, Inc.*	59,408	16,134,025
MercadoLibre, Inc. (Brazil)*	2,557	4,801,918
		20,935,943
Hotels, Restaurants & Leisure - 0.8%
Booking Holdings, Inc.	16,408	3,165,103
Specialty Retail - 2.3%
The TJX Companies, Inc.	57,480	9,043,903
Total Consumer Discretionary		33,144,949
Consumer Staples - 1.9%
Personal Care Products - 1.9%
L’Oreal S.A. - ADR (France)	86,711	7,722,482
Financials - 13.9%
Banks - 2.4%
NU Holdings Ltd. - Class A (Brazil)*	658,356	9,434,242
Capital Markets - 3.9%
BlackRock, Inc.	5,741	6,259,929
Deutsche Boerse AG - ADR (Germany)	103,475	3,116,667
Moody’s Corp.	6,606	3,160,178
Nasdaq, Inc.	33,303	3,136,810
		15,673,584
Financial Services - 6.8%
Mastercard, Inc. - Class A	24,689	14,149,266
Visa, Inc. - Class A	34,617	12,674,322
		26,823,588
Insurance - 0.8%
Admiral Group plc - ADR (United Kingdom)	61,412	3,127,713
Total Financials		55,059,127
Health Care - 13.3%
Biotechnology - 0.8%
Natera, Inc.*	11,516	3,083,524
Health Care Equipment & Supplies - 1.5%
The Cooper Companies, Inc.*	83,423	6,033,151
Health Care Providers & Services - 10.3%
Cardinal Health, Inc.	13,370	3,075,501
Cencora, Inc.	10,053	3,129,901
Elevance Health, Inc.	20,511	7,708,854
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Guardant Health, Inc.*	20,289	$3,286,615
McKesson Corp.	3,621	3,100,264
Molina Healthcare, Inc.*	36,973	7,232,658
Tenet Healthcare Corp.*	34,039	8,672,457
UnitedHealth Group, Inc.	11,121	4,608,543
		40,814,793
Pharmaceuticals - 0.7%
Sanofi S.A. - ADR	65,588	2,825,531
Total Health Care		52,756,999
Industrials - 15.3%
Aerospace & Defense - 2.4%
BAE Systems plc - ADR (United Kingdom)	28,337	3,218,233
HEICO Corp. - Class A	24,751	6,367,937
		9,586,170
Air Freight & Logistics - 2.7%
United Parcel Service, Inc. - Class B	102,374	10,669,418
Commercial Services & Supplies - 0.3%
Rollins, Inc.	27,972	1,062,097
Electrical Equipment - 1.6%
AMETEK, Inc.	26,412	6,384,045
Ground Transportation - 2.2%
Knight-Swift Transportation Holdings, Inc.	123,273	8,571,172
Machinery - 2.0%
Atlas Copco AB - ADR (Sweden)	364,466	7,744,902
Professional Services - 1.5%
Experian plc - ADR	160,334	6,076,659
Trading Companies & Distributors - 2.6%
Diploma plc - ADR (United Kingdom)	50,033	1,275,841
IMCD N.V. - ADR (Netherlands)	111,668	6,131,690
MonotaRO Co. Ltd. - ADR (Japan)	243,044	3,038,779
		10,446,310
Total Industrials		60,540,773
Information Technology - 22.1%
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. - Class A	19,142	3,076,120
Halma plc - ADR (United Kingdom)	25,541	2,449,637
		5,525,757
Semiconductors & Semiconductor Equipment - 11.2%
Applied Materials, Inc.	5,190	2,634,807
ASML Holding N.V. (Netherlands)	3,471	5,654,259
Lam Research Corp.	8,966	2,627,217
NVIDIA Corp.	109,223	21,926,517

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	28,774	$11,631,890
		44,474,690
Software - 8.1%
Cadence Design Systems, Inc.*	8,600	2,924,172
Microsoft Corp.	48,778	22,668,112
ServiceNow, Inc.*	57,800	6,429,094
		32,021,378
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	18,366	5,673,441
Total Information Technology		87,695,266
Materials - 3.1%
Chemicals - 0.8%
Air Liquide S.A. - ADR (France)	79,688	3,136,520
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	429,701	4,610,692
Paper & Forest Products - 1.1%
West Fraser Timber Co. Ltd. (Canada)	67,369	4,368,879
Total Materials		12,116,091
Real Estate - 2.3%
Real Estate Management & Development - 1.6%
CBRE Group, Inc. - Class A*	42,702	6,269,081
Specialized REITs - 0.7%
Weyerhaeuser Co.	122,563	3,067,752
Total Real Estate		9,336,833

TOTAL COMMON STOCKS
(Identified Cost $292,426,242)		352,350,472

CORPORATE BONDS - 4.1%

Non-Convertible Corporate Bonds - 4.1%
Communication Services - 0.3%
Interactive Media & Services - 0.2%
Meta Platforms, Inc., 5.25%, 5/15/2036	740,000	709,467
Media - 0.0%##
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	200,000	197,987
Wireless Telecommunication Services - 0.1%
Sprint Capital Corp., 8.75%, 3/15/2032	290,000	337,388

Total Communication Services		1,244,842

Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.2%
Cornell Univ., 4.169%, 6/15/2030	690,000	677,359
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure - 0.1%
Airbnb, Inc., 4.65%, 3/16/2031	360,000	$354,909

Total Consumer Discretionary		1,032,268

Consumer Staples - 0.1%
Beverages - 0.1%
Becle S.A.B. de C.V. (Mexico), 2.50%, 10/14/2031[2]	450,000	382,603

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	400,000	342,375
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	470,000	507,223
Energy Transfer LP, 6.50%, 2/1/2042	490,000	502,157

Total Energy		1,351,755

Financials - 1.8%
Banks - 0.8%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	570,000	511,321
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.503%, 9/11/2031[3]	520,000	508,216
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[3]	350,000	342,533
Huntington Bancshares, Inc., 2.55%, 2/4/2030	200,000	183,695
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	690,000	678,651
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[3]	610,000	599,884
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	510,000	508,176
		3,332,476
Capital Markets - 0.3%
Blackstone Private Credit Fund, 5.95%, 5/15/2031	370,000	362,078
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	240,000	240,252
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	670,000	676,528
		1,278,858
Consumer Finance - 0.2%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	650,000	676,945

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services - 0.3%
Apollo Global Management, Inc.
5.15%, 8/12/2035	360,000	$344,017
5.70%, 3/30/2036	330,000	325,542
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	410,000	400,412
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	135,000	134,924
		1,204,895
Insurance - 0.2%
Athene Global Funding, 5.033%, 7/17/2030[2]	370,000	364,805
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	330,000	342,300
		707,105
Total Financials		7,200,279

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
VSP Optical Group, Inc., 5.40%, 6/1/2033[2]	370,000	365,998

Industrials - 0.2%
Construction Materials - 0.1%
Eagle Materials, Inc., 5.00%, 3/15/2036	360,000	339,108
Trading Companies & Distributors - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	410,000	393,992

Total Industrials		733,100

Information Technology - 0.1%
Software - 0.1%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	540,000	520,030

Materials - 0.2%
Metals & Mining - 0.2%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	600,000	576,789
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	336,958	333,780

Total Materials		910,569

Real Estate - 0.3%
Specialized REITs - 0.3%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[4]	245,000	245,042
Safehold GL Holdings LLC
2.85%, 1/15/2032	330,000	291,273
6.10%, 4/1/2034	330,000	339,932
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	$408,438

Total Real Estate		1,284,685

Utilities - 0.3%
Electric Utilities - 0.2%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	370,000	385,409
Duke Energy Florida LLC, 6.40%, 6/15/2038	340,000	362,139
		747,548
Independent Power and Renewable Electricity Producers - 0.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	360,000	372,252
Total Utilities		1,119,800

TOTAL CORPORATE BONDS
(Identified Cost $16,330,228)		16,145,929

U.S. TREASURY SECURITIES - 3.9%

U.S. Treasury Bonds - 1.2%
U.S. Treasury Bond, 3.00%, 5/15/2047
(Identified Cost $5,220,101)	6,791,000	4,814,182

U.S. Treasury Notes - 2.7%
U.S. Treasury Note, 4.125%, 11/15/2032
(Identified Cost $10,667,050)	10,655,000	10,426,917

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $15,887,151)		15,241,099

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	2,840	2,576
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.431%, 3/26/2040[2,5]	4,474	4,431
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	32,525	32,714

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $39,857)		39,721

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,6]	150	139
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,6]	1,560	1,377

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust (continued)
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,6]	1,924	$1,776
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,483	1,367
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,6]	159	158
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,6]	4,064	3,569
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,6]	1,373	1,304
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,6]	1,786	1,712
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,6]	2,042	1,908
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,6]	2,406	2,200
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[6]	857	733
Series 2013-6, Class A2, 3.00%, 5/25/2043[6]	2,556	2,286
Series 2013-8, Class A1, 3.00%, 6/25/2043[6]	1,167	1,046
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[2,5]	13,770	6,888
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,6]	4,519	4,300
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.839%, 10/25/2048[2,5]	1,195	1,195

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $41,506)		31,958

FOREIGN GOVERNMENT BONDS - 0.1%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030 (Identified Cost $508,936)[2]	510,000	509,233

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	1,935	1,921
Pool #AD0207, UMBS, 6.00%, 10/1/2038	2,306	2,385
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA0258, UMBS, 4.50%, 12/1/2039	1,495	$1,459
Pool #AL8674, 5.618%, 1/1/2049	5,623	5,741
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	1,175	1,167
Pool #C91771, 4.50%, 6/1/2034	1,364	1,355
Pool #C91780, 4.50%, 7/1/2034	1,574	1,565

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $16,818)		15,593

SHORT-TERM INVESTMENT - 2.9%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.56%[7]
(Identified Cost $11,556,481)	11,556,481	11,556,481

TOTAL INVESTMENTS - 99.9%
(Identified Cost $336,807,219)		395,890,486
OTHER ASSETS, LESS LIABILITIES - 0.1%		522,253
NET ASSETS - 100%		$396,412,739

Investment Portfolio - July 31, 2026

(unaudited)

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2026 was $5,268,623, which represented 1.3% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2026.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2026 was $245,042, or 0.1% of the Series’ Net Assets.

5Floating rate security. Rate shown is the rate in effect as of July 31, 2026.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2026.

7Rate shown is the current yield as of July 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$33,977,952	$33,977,952	$—	$—
Consumer Discretionary	33,144,949	33,144,949	—	—
Consumer Staples	7,722,482	7,722,482	—	—
Financials	55,059,127	55,059,127	—	—
Health Care	52,756,999	52,756,999	—	—
Industrials	60,540,773	60,540,773	—	—
Information Technology	87,695,266	87,695,266	—	—
Materials	12,116,091	12,116,091	—	—
Real Estate	9,336,833	9,336,833	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	15,256,692	—	15,256,692	—
Corporate debt:
Communication Services	1,244,842	—	1,244,842	—
Consumer Discretionary	1,032,268	—	1,032,268	—
Consumer Staples	382,603	—	382,603	—
Energy	1,351,755	—	1,351,755	—

Investment Portfolio - July 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Financials	$7,200,279	$—	$7,200,279	$—
Health Care	365,998	—	365,998	—
Industrials	733,100	—	733,100	—
Information Technology	520,030	—	520,030	—
Materials	910,569	—	910,569	—
Real Estate	1,284,685	—	1,284,685	—
Utilities	1,119,800	—	1,119,800	—
Asset-backed securities	39,721	—	39,721	—
Commercial mortgage-backed securities	31,958	—	31,958	—
Foreign government bonds	509,233	—	509,233	—
Short-Term Investment	11,556,481	11,556,481	—	—
Total assets	$395,890,486	$363,906,953	$31,983,533	$—

There were no Level 3 securities held by the Series as of October 31, 2025 or July 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.